Employee Share Schemes - Additional Information (Detail) £ / shares in Units, shares in Thousands, £ in Millions		12 Months Ended
	Feb. 10, 2022 shares	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2021 shares £ / shares $ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2019 $ / shares
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £		£ 404		£ 393		£ 432
Savings-Related Share Option Schemes [member]
Disclosure of employee share schemes [line items]
Share options granted at percentage below market price		20.00%
Number of options granted		1,900
Weighted average fair value of options granted | £ / shares		£ 3.22	£ 3.22
Number share options were not exercisable		5,300	5,300
Share Value Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £		£ 303		£ 313		£ 302
Expected future dividend yield percentage share granted		3.80%		5.00%		4.20%
Number of awards granted		13,681		13,223		12,814
Weighted average fair value of awards | £ / shares		£ 13.30		£ 13.60		£ 15.85
Share Value Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted		7,280		7,411		7,008
Weighted average fair value of awards | $ / shares			£ 36.68		$ 34.42		$ 37.90
Performance Share Plan [member]
Disclosure of employee share schemes [line items]
Cost of share-based incentive plans | £		£ 59		£ 64		£ 58
Number of awards granted		4,900
Number of outstanding awards		13,700	13,700
Weighted average fair value of options granted | £ / shares		£ 10.69	£ 10.69
Performance Share Plan [member] | American Depositary Shares [member]
Disclosure of employee share schemes [line items]
Number of awards granted		1,600
Weighted average fair value of awards | $ / shares			£ 29.40
Number of outstanding awards		3,800	3,800
Free Cash Flow [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan		30.00%		30.00%
TSR [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan		30.00%		30.00%
R&D New Product Performance [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan		20.00%		20.00%
Pipeline Progress [Member]
Disclosure of employee share schemes [line items]
Percentage of performance share plan		20.00%		20.00%
Adjusted Free Cash Flow TSR and RD New Product Performance [Member] | 2016 to 2019 Performance conditions
Disclosure of employee share schemes [line items]
Equally weighted measures over performance period		3 years
Employee share ownership plan [Member] | Non adjusting Events After Reporting Period [Member]
Disclosure of employee share schemes [line items]
Shares transferred to Employee Share Ownership Plan Trusts	50,300
Number of shares held for share award schemes	72,900